Vanguard Institutional Target Retirement 2050 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	118,607,017	9,452,979

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	352,501,480	6,295,677

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	112,611,354	1,239,851

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	22,298,736	504,397
Total Investment Companies (Cost $14,523,496)		17,492,904
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $11,994)	119,930	11,994
Total Investments (100.1%) (Cost $14,535,490)		17,504,898
Other Assets and Liabilities-Net (-0.1%)		(20,076)
Net Assets (100%)		17,484,822

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Institutional Target Retirement 2050 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				Dec. 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market
Liquidity Fund	11,719	NA1	NA1	—	—	30	—	11,994
Vanguard Total
Bond Market II
Index Fund	1,121,617	247,821	122,992	1,208	(7,803)	7,543	—	1,239,851
Vanguard Total
International
Bond Index
Fund	476,993	69,648	23,800	314	(18,758)	12,318	—	504,397
Vanguard Total
International
Stock Index
Fund	5,762,135	345,628	250,303	(21,246)	459,463	68,175	—	6,295,677
Vanguard Total
Stock Market
Index Fund	8,635,511	445,803	341,003	(943)	713,611	50,461	—	9,452,979
Total	16,007,975	1,108,900	738,098	(20,667)	1,146,513	138,527	—	17,504,898
1 Not applicable—purchases and sales are for temporary cash investment purposes.